Commitments And Contingencies (ANDR) - Additional Information (Detail4) - $ / shares	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Number of consecutive trading days for determining the share price	30 days
Common Stock Shares Outstanding	35,255,013	4,678,950
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001